PROSPECTUS ENCLOSED FOR

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FIRST REPUBLIC BANK

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Investment Products:

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

This cover is not a part of the prospectus

PROSPECTUS
DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT

Prospectus Date: June 1, 2005
As Revised January 12, 2006

Investment Products:

Not FDIC Insured May Lose Value No Bank Guarantee

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds		Account Information

Introduction	1	Account Policies	36
Dreyfus Cash Management	2	Distributions and Taxes	40
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	41
Dreyfus Government		Instructions for Account Transactions	42
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury Cash Management	14	See back cover.
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Management	29
Financial Highlights	31

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer the fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  high grade commercial paper, and other short- term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

1.10%	2.78%	3.74%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

Since
inception
1 Year	5 Years	(11/21/96)

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

• interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop • interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

1.07%	2.76%	3.69%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

• interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
Not all obligations of the U.S. government, its agen-
cies and instrumentalities are backed by the full
faith and credit of the U.S. Treasury. Some obliga-
tions, such as those issued by the Student Loan
Marketing Association and the Federal Home Loan
Banks, are backed only by the credit of the issuing
agency or instrumentality, and in some cases there
may be some risk of default by the issuer.Any guar-
antee by the U.S. government or its agencies or
instrumentalities of a security held by the fund does
not apply to the market value of such security or to
shares of the fund itself. In addition, because many
types of U.S. government securities trade actively
outside the U.S., their prices may rise and fall as
changes in global economic conditions affect the
demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(2/27/98)

1.01%	2.66%	3.30%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

1.00%	2.63%	3.56%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury Cash Management 15

DREYFUS TREASURY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.98%	2.59%	3.49%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

• interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop • interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.96%	1.87%	2.37%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

• interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop • interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.96%	1.92%	2.44%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

• interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop • interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensi- tive to risks that are specific to investing primar- ily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund.The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year.The table shows the fund’s average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.93%	1.82%	2.32%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

28

MANAGEMENT
Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $729 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

Management 29

MANAGEMENT (continued)
Distributor

Each fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any shareholder services fees paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Administrative shares for the fiscal periods indicated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.012	.009	.015	.036	.062
Distributions:	Dividends from investment
	income — net	(.012)	(.009)	(.015)	(.036)	(.062)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.21	.89	1.56	3.67	6.35

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.20	.89	1.55	3.54	6.14

Net assets, end of period ($ in millions)		266	255	669	506	126

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.012	.010	.017	.037	.062
Distributions:	Dividends from investment
	income — net	(.012)	(.010)	(.017)	(.037)	(.062)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.22	.96	1.68	3.81	6.39

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.13	.97	1.68	3.44	6.23

Net assets, end of period ($ in millions)		500	1,579	2,030	932	39

Financial Highlights 31

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Government Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.012	.009	.016	.036	.060
Distributions:	Dividends from investment
	income — net	(.012)	(.009)	(.016)	(.036)	(.060)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.16	.93	1.65	3.71	6.17

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.10	.93	1.64	3.45	5.98

Net assets, end of period ($ in millions)		313	900	1,138	623	70

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.008	.015	.034	.060
Distributions:	Dividends from investment
	income — net	(.011)	(.008)	(.015)	(.034)	(.060)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.11	.84	1.51	3.46	6.16

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.09	.81	1.50	3.29	5.89

Net assets, end of period ($ in millions)		200	130	216	86	6

32

			Year Ended January 31,
Dreyfus Treasury Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.008	.015	.035	.059
Distributions:	Dividends from investment
	income — net	(.011)	(.008)	(.015)	(.035)	(.059)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.09	.83	1.49	3.52	6.02

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.06	.83	1.47	3.32	5.83

Net assets, end of period ($ in millions)		49	20	23	127	22

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.008	.015	.035	.057
Distributions:	Dividends from investment
	income — net	(.011)	(.008)	(.015)	(.035)	(.057)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.07	.82	1.48	3.57	5.84

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.04	.83	1.46	3.30	5.64

Net assets, end of period ($ in millions)		39	97	205	62	10

Financial Highlights 33

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.008	.012	.024	.038
Distributions:	Dividends from investment
	income — net	(.010)	(.008)	(.012)	(.024)	(.038)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.02	.80	1.19	2.40	3.85

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.04	.79	1.18	2.30	3.75

Net assets, end of period ($ in millions)		275	312	185	7	— [1]

[1] Amount represents less than $1 million.

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.008	.012	.025	.038
Distributions:	Dividends from investment
	income — net	(.010)	(.008)	(.012)	(.025)	(.038)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.03	.83	1.23	2.48	3.91

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		.97	.82	1.21	2.42	3.84

Net assets, end of period ($ in millions)		129	109	110	71	— [1]

[1] Amount represents less than $1 million.

34

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.008	.011	.023	.037
Distributions:	Dividends from investment
	income — net	(.010)	(.008)	(.011)	(.023)	(.037)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.00	.79	1.15	2.30	3.77

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.30	.30	.30
Ratio of total net investment income
to average net assets		1.02	.79	1.15	2.14	3.70

Net assets, end of period ($ in millions)		1	— [1]	6	3	— [1]
[1] Amount represents less than $1 million.

Financial Highlights 35

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

36

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

Initial	Additional

Administrative shares $10,000,000*	none

* The minimum initial investment in Administrative shares is
$10,000,000, unless: (a) the investor has invested at least
$10,000,000 in the aggregate among any Dreyfus Cash
Management fund, Dreyfus Institutional Cash Advantage
Fund, Dreyfus Institutional Cash Advantage Plus Fund, and
Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of
Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 37

ACCOUNT POLICIES (continued)
Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

38

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 39

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus New York Municipal Cash Management, for New York state and city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

40

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund, or in Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 41

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

42

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 43

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A HISTORY OF SERVICE, STRENGTH AND STABILITY

These qualities have defined FIRST REPUBLIC BANK since our founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers. At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413. You may also reach us by e-mail at investments@firstrepublic.com.

Dreyfus Cash Management
SEC file number:	811-4175
Dreyfus Cash Management Plus, Inc.

SEC file number:	811-5295
Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Treasury Cash Management

SEC file number:	811-4723
Dreyfus Treasury Prime Cash Management

SEC file number:	811-5718
Dreyfus Tax Exempt Cash Management

SEC file number:	811-3954
Dreyfus Municipal Cash Management Plus

SEC file number:	811-6172
Dreyfus New York Municipal Cash Management

SEC file number:	811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at ww.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

On the Internet: Text-only versions of certain fund documents can be downloaded from: http://www.sec.gov
You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC
(for information call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section,Washington, DC 20549-0102.

San Francisco Palo Alto Los Angeles Beverly Hills San Diego Las Vegas New York

111 Pine Street, San Francisco, CA 94111
Tel. (415) 397-1413, fax (415) 362-0888
www.firstrepublic.com · New York Stock Exchange Symbol: FRC

DCMGT-P0106-FRB
CMGT-P0106ADM-FRB

A HISTORY OF SERVICE, STRENGTH AND STABILITY

These qualities have defined FIRST REPUBLIC BANK since our founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers. At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413. You may also reach us by e-mail at investments@firstrepublic.com.

San Francisco Palo Alto Los Angeles Beverly Hills San Diego Las Vegas	New York

111 Pine Street, San Francisco, CA 94111
Tel. (415) 397-1413, fax (415) 362-0888
www.firstrepublic.com · New York Stock Exchange Symbol: FRC

DCMGT-P0106-FRB
CMGT-P0106ADM-FRB

PROSPECTUS ENCLOSED FOR

Available through or for clients of

FIRST REPUBLIC BANK

It's a privilege to serve you®

Investment Products:

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

This cover is not a part of the prospectus

PROSPECTUS
DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT

Prospectus Date: June 1, 2005
As Revised January 12, 2006

Investment Products:
Not FDIC Insured	May Lose Value	No Bank Guarantee

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
The Funds

Introduction	1
Dreyfus Cash Management	2
Dreyfus Cash Management Plus, Inc.	5
Dreyfus Government
Cash Management	8
Dreyfus Government Prime
Cash Management	11
Dreyfus Treasury Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Management	29
Financial Highlights	31

Account Information

Account Policies	36
Distributions and Taxes	40
Services for Fund Investors	41
Instructions for Account Transactions	42

For More Information

See back cover.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer the fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  high grade commercial paper, and other short- term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment
2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/05 was 0.46% .

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.80%	2.47%	3.43%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.82%	2.54%	3.49%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.76%	2.45%	3.38%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(2/27/98)

0.71%	2.35%	2.99%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.70%	2.32%	3.25%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury Cash Management 15

DREYFUS TREASURY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.67%	2.29%	3.17%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.65%	1.57%	2.07%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.66%	1.62%	2.14%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensi- tive to risks that are specific to investing primar- ily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the fund’s average annual total returns for its Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(11/21/96)

0.63%	1.53%	2.03%

Institutions may call toll-free 1-800-346-3621 for the
current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares
should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.40%
Other expenses			none

Total			0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

28

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $729 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named

Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

Management 29

MANAGEMENT (continued)

Distributor

Each fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any shareholder services fees paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Participant shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.006	.012	.033	.059
Distributions:	Dividends from investment
	income — net	(.009)	(.006)	(.012)	(.033)	(.059)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.91	.59	1.26	3.36	6.04

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.90	.59	1.25	3.24	5.84

Net assets, end of period ($ in millions)		244	132	118	201	202

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.007	.014	.034	.059
Distributions:	Dividends from investment
	income — net	(.009)	(.007)	(.014)	(.034)	(.059)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.92	.65	1.38	3.50	6.07

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.83	.67	1.38	3.14	5.93

Net assets, end of period ($ in millions)		463	957	1,028	491	430

Financial Highlights 31

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Government Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.006	.013	.033	.057
Distributions:	Dividends from investment
	income — net	(.009)	(.006)	(.013)	(.033)	(.057)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.86	.62	1.35	3.40	5.85

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.80	.63	1.34	3.15	5.68

Net assets, end of period ($ in millions)		289	607	645	523	49

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.008	.005	.012	.031	.057
Distributions:	Dividends from investment
	income — net	(.008)	(.005)	(.012)	(.031)	(.057)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.81	.54	1.21	3.15	5.84

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.79	.51	1.20	2.99	5.59

Net assets, end of period ($ in millions)		230	229	325	399	320

32

			Year Ended January 31,
Dreyfus Treasury Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.008	.005	.012	.032	.056
Distributions:	Dividends from investment
	income — net	(.008)	(.005)	(.012)	(.032)	(.056)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.79	.52	1.19	3.21	5.70

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.76	.53	1.17	3.02	5.53

Net assets, end of period ($ in millions)		210	123	52	121	119

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.008	.005	.012	.032	.054
Distributions:	Dividends from investment
	income — net	(.008)	(.005)	(.012)	(.032)	(.054)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.76	.52	1.18	3.26	5.52

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.74	.53	1.16	3.00	5.34

Net assets, end of period ($ in millions)		94	179	321	522	609

Financial Highlights 33

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.007	.005	.009	.021	.035
Distributions:	Dividends from investment
	income — net	(.007)	(.005)	(.009)	(.021)	(.035)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.72	.50	.89	2.10	3.54

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.74	.49	.88	2.00	3.45

Net assets, end of period ($ in millions)		19	46	139	151	168

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.007	.005	.009	.022	.035
Distributions:	Dividends from investment
	income — net	(.007)	(.005)	(.009)	(.022)	(.035)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.73	.52	.93	2.18	3.60

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.67	.52	.91	2.12	3.54

Net assets, end of period ($ in millions)		20	19	16	16	14

34

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.007	.005	.009	.020	.034
Distributions:	Dividends from investment
	income — net	(.007)	(.005)	(.009)	(.020)	(.034)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.70	.48	.86	2.04	3.46

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.60	.60	.60	.60
Ratio of total net investment income
to average net assets		.72	.49	.85	1.84	3.40

Net assets, end of period ($ in millions)		6	2	2	— [1]	1

[1] Amount represents less than $1 million.

Financial Highlights 35

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

36

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m., and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

Initial	Additional

Participant shares $10,000,000 *	none

* The minimum initial investment in Participant shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund, Dreyfus Institutional Cash Advantage
Plus Fund and Dreyfus Institutional Yield Advantage
Fund (including in any class of a fund); or (b) the
investor has, in the opinion of Dreyfus Institutional
Services Division, adequate intent and availability of
assets to reach a future level of	investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 37

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

38

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 39

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus New York Municipal Cash Management, for New York state and city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

40

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are avail-able).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 41

INSTRUCTIONS FOR **ACCOUNT TRANSACTIONS**

TO OPEN AN ACCOUNT

By Telephone

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

- ABA# 021000018
- fund name and DDA#
- Dreyfus Cash Management DDA# 8900052015
- Dreyfus Cash Management Plus, Inc. DDA# 8900052252
- Dreyfus Government Cash Management DDA# 8900052023
- Dreyfus Government Prime Cash Management DDA# 8900337273
- Dreyfus Treasury Cash Management DDA# 8900052112
- Dreyfus Treasury Prime Cash Management DDA# 8900052317
- Dreyfus Tax Exempt Cash Management DDA# 8900051965
- Dreyfus Municipal Cash Management Plus DDA# 8900119136
- Dreyfus New York Municipal Cash Management DDA# 8900208805
- the share class
- your account number
- account registration
- dealer number, if applicable
- account number

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

- ABA# 021000018
- fund name and DDA#
- Dreyfus Cash Management DDA# 8900052015
- Dreyfus Cash Management Plus, Inc. DDA# 8900052252
- Dreyfus Government Cash Management DDA# 8900052023
- Dreyfus Government Prime Cash Management DDA# 8900337273
- Dreyfus Treasury Cash Management DDA# 8900052112
- Dreyfus Treasury Prime Cash Management DDA# 8900052317
- Dreyfus Tax Exempt Cash Management DDA# 8900051965
- Dreyfus Municipal Cash Management Plus DDA# 8900119136
- Dreyfus New York Municipal Cash Management DDA# 8900208805
- the share class
- account number
- account registration
- dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

42

INSTRUCTIONS FOR **ACCOUNT TRANSACTIONS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Via Computer Facilities		
Access Lion Remote System, input new account data and retrieve account number for your records.	Access Lion Remote System. Enter: • account number • fund number • share class • amount to buy Print a report of transactions for your records.	Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: • account number • fund number • share class • amount to sell Print a report of transactions for your records.

Account Information 43

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A HISTORY OF SERVICE, STRENGTH AND STABILITY
These qualities have defined FIRST REPUBLIC BANK since our
founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers.
At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413.
You may also reach us by e-mail at investments@firstrepublic.com.

Dreyfus Cash Management

SEC file number:	811-4175
Dreyfus Cash Management Plus, Inc.

SEC file number:	811-5295
Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Treasury Cash Management

SEC file number:	811-4723
Dreyfus Treasury Prime Cash Management

SEC file number:	811-5718
Dreyfus Tax Exempt Cash Management

SEC file number:	811-3954
Dreyfus Municipal Cash Management Plus

SEC file number:	811-6172
Dreyfus New York Municipal Cash Management

SEC file number:	811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at ww.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

On the Internet: Text-only versions of certain fund documents can be downloaded from: http://www.sec.gov
You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC
(for information call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section,Washington, DC 20549-0102.

San Francisco Palo Alto Los Angeles	Beverly Hills San Diego Las Vegas New York

111 Pine Street, San Francisco, CA 94111
Tel. (415) 397-1413, fax (415) 362-0888
www.firstrepublic.com ·	New York Stock Exchange Symbol: FRC
DCMGT-P0106-FRB	CMGT-P0106PAR-FRB

A HISTORY OF SERVICE, STRENGTH AND STABILITY
These qualities have defined FIRST REPUBLIC BANK since our
founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers.
At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413.
You may also reach us by e-mail at investments@firstrepublic.com.

San Francisco Palo Alto Los Angeles Beverly Hills San Diego Las Vegas	New York

111 Pine Street, San Francisco, CA 94111
Tel. (415) 397-1413, fax (415) 362-0888
www.firstrepublic.com · New York Stock Exchange Symbol: FRC

DCMGT-P0106-FRB
CMGT-P0106PAR-FRB

PROSPECTUS ENCLOSED FOR

Available through or for clients of

FIRST REPUBLIC BANK

It's a privilege to serve you®

Investment Products:

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

This cover is not a part of the prospectus

PROSPECTUS

DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC .
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT

Prospectus Date: June 1, 2005 As Revised January 12, 2006 Investor Shares

Not FDIC Insured May Lose Value No Bank Guarantee

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds

Introduction	1
Dreyfus Cash Management	2
Dreyfus Cash Management Plus, Inc.	5
Dreyfus Government
Cash Management	8
Dreyfus Government Prime
Cash Management	11
Dreyfus Treasury Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Management	29
Financial Highlights	31

Account Information

Account Policies	36
Distributions and Taxes	40
Services for Fund Investors	41
Instructions for Account Transactions	42

For More Information

See back cover.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer the fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  high grade commercial paper, and other shortterm corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.50% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.96%	2.62%	3.93%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.50% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.97%	2.70%	4.00%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.48% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.92%	2.61%	3.89%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.47% .

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(2/27/98)

0.86%	2.50%	3.15%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.46% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.86%	2.47%	3.76%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury Cash Management 15

DREYFUS TREASURY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.43% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.83%	2.44%	3.68%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.35% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.81%	1.72%	2.42%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.36% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.81%	1.77%	2.50%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  New York's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year.The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund's Investor shares as of 3/31/05 was 0.36% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.78%	1.67%	2.37%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.25%
Other expenses	none

Total	0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2006.

28

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $729 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

Management 29

MANAGEMENT (continued)

Distributor

Each fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any shareholder services fees paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.007	.014	.035	.060
Distributions:	Dividends from investment
	income — net	(.011)	(.007)	(.014)	(.035)	(.060)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.06	.74	1.41	3.51	6.19

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		1.05	.74	1.40	3.39	5.99

Net assets, end of period ($ in millions)		1,068	1,254	1,814	1,286	967

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.008	.015	.036	.061
Distributions:	Dividends from investment
	income — net	(.011)	(.008)	(.015)	(.036)	(.061)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.07	.81	1.53	3.66	6.23

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.98	.82	1.53	3.29	6.08

Net assets, end of period ($ in millions)		1,058	1,203	2,166	1,547	749

Financial Highlights 31

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus Government Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.008	.015	.035	.059
Distributions:	Dividends from investment
	income — net	(.010)	(.008)	(.015)	(.035)	(.059)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.01	.78	1.50	3.55	6.01

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.95	.78	1.49	3.30	5.83

Net assets, end of period ($ in millions)		1,287	1,307	1,591	1,510	643

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.007	.014	.033	.058
Distributions:	Dividends from investment
	income — net	(.010)	(.007)	(.014)	(.033)	(.058)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.96	.69	1.36	3.31	6.00

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.94	.66	1.35	3.14	5.74

Net assets, end of period ($ in millions)		209	243	273	196	65

32

			Year Ended January 31,
Dreyfus Treasury Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.007	.013	.033	.057
Distributions:	Dividends from investment
	income — net	(.009)	(.007)	(.013)	(.033)	(.057)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.94	.68	1.34	3.36	5.86

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.91	.68	1.32	3.17	5.68

Net assets, end of period ($ in millions)		1,164	1,288	999	1,035	671

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.007	.013	.034	.055
Distributions:	Dividends from investment
	income — net	(.009)	(.007)	(.013)	(.034)	(.055)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.92	.67	1.32	3.42	5.68

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.89	.68	1.31	3.15	5.49

Net assets, end of period ($ in millions)		613	794	1,261	1,300	502

Financial Highlights 33

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.006	.010	.022	.036
Distributions:	Dividends from investment
	income — net	(.009)	(.006)	(.010)	(.022)	(.036)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.87	.65	1.04	2.25	3.69

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.89	.64	1.03	2.15	3.60

Net assets, end of period ($ in millions)		240	122	119	195	154

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.007	.011	.023	.037
Distributions:	Dividends from investment
	income — net	(.009)	(.007)	(.011)	(.023)	(.037)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.88	.68	1.08	2.34	3.75

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.82	.67	1.06	2.27	3.69

Net assets, end of period ($ in millions)		105	88	92	63	45

34

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.008	.006	.010	.021	.036
Distributions:	Dividends from investment
	income — net	(.008)	(.006)	(.010)	(.021)	(.036)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.85	.63	1.01	2.15	3.61

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.45	.45	.45	.45	.45
Ratio of total net investment income
to average net assets		.87	.64	1.00	1.99	3.55

Net assets, end of period ($ in millions)		71	28	21	17	12

Financial Highlights 35

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

36

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Investor shares	$10,000,000*	none

*The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 37

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

38

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Account Information 39

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus New York Municipal Cash Management, for New York state and city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

40

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or in Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 41

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

42

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 43

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A HISTORY OF SERVICE, STRENGTH AND STABILITY

These qualities have defined FIRST REPUBLIC BANK since our founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers. At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413. You may also reach us by e-mail at investments@firstrepublic.com.

Dreyfus Cash Management

SEC file number:	811-4175
Dreyfus Cash Management Plus, Inc.

SEC file number:	811-5295
Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Treasury Cash Management

SEC file number:	811-4723
Dreyfus Treasury Prime Cash Management

SEC file number:	811-5718
Dreyfus Tax Exempt Cash Management

SEC file number:	811-3954
Dreyfus Municipal Cash Management Plus

SEC file number:	811-6172
Dreyfus New York Municipal Cash Management

SEC file number:	811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at ww.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

On the Internet: Text-only versions of certain fund documents can be downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,Washington, DC 20549-0102.

DCMGT-P0106-FRB CMGT-P0106INV-FRB

A HISTORY OF SERVICE, STRENGTH AND STABILITY

These qualities have defined FIRST REPUBLIC BANK since our founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers. At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413. You may also reach us by e-mail at investments@firstrepublic.com.

DCMGT-P0106-FRB CMGT-P0106INV-FRB

PROSPECTUS ENCLOSED FOR

PROSPECTUS

     DREYFUS CASH MANAGEMENT DREYFUS CASH MANAGEMENT PLUS, INC.

     DREYFUS GOVERNMENT CASH MANAGEMENT DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

Prospectus Date: June 1, 2005 As Revised January 12, 2006

Investment Products:

Not FDIC Insured May Lose Value No Bank Guarantee

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
The Funds		Account Information

Introduction	1	Account Policies	36
Dreyfus Cash Management	2	Distributions and Taxes	40
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	41
Dreyfus Government		Instructions for Account Transactions	42
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury Cash Management	14	See back cover.
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Management	29
Financial Highlights	31

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer the fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  high grade commercial paper, and other short- term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement
2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.21%	2.88%	4.19%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 years	10 Years

1.22%	2.96%	4.25%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.17%	2.86%	4.15%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

		Since
		inception
1 Year	5 Years	(2/27/98)

1.11%	2.76%	3.40%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.11%	2.73%	4.02%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury Cash Management 15

DREYFUS TREASURY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Other expenses			none

Total			0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.08%	2.70%	3.94%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Other expenses			none

Total			0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.06%	1.97%	2.68%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Other expenses			none

Total			0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.06%	2.02%	2.75%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Other expenses			none

Total			0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensi- tive to risks that are specific to investing primar- ily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/04

1 Year	5 Years	10 Years

1.04%	1.93%	2.63%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Other expenses			none

Total			0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2006.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

28

MANAGEMENT
Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $729 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier

Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

Management 29

MANAGEMENT (continued)
Distributor

Each fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any shareholder services fees paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Institutional shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available to investors upon request.

			Year Ended January 31,
Dreyfus Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.013	.010	.016	.037	.063
Distributions:	Dividends from investment
	income — net	(.013)	(.010)	(.016)	(.037)	(.063)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.31	.99	1.66	3.77	6.46

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.30	.99	1.65	3.64	6.24

Net assets, end of period ($ in millions)		9,283	9,507	11,410	13,260	9,125

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.013	.011	.018	.038	.063
Distributions:	Dividends from investment
	income — net	(.013)	(.011)	(.018)	(.038)	(.063)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.32	1.06	1.78	3.91	6.49

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.23	1.07	1.78	3.54	6.33

Net assets, end of period ($ in millions)		8,466	14,249	24,637	27,179	10,352

Financial Highlights 31

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Government Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.013	.010	.017	.037	.061
Distributions:	Dividends from investment
	income — net	(.013)	(.010)	(.017)	(.037)	(.061)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.26	1.03	1.75	3.81	6.28

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.20	1.03	1.74	3.55	6.08

Net assets, end of period ($ in millions)		3,571	5,409	8,084	7,049	4,064

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.012	.009	.016	.035	.061
Distributions:	Dividends from investment
	income — net	(.012)	(.009)	(.016)	(.035)	(.061)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.21	.94	1.61	3.56	6.27

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.19	.91	1.60	3.39	5.99

Net assets, end of period ($ in millions)		537	415	285	360	288

32

			Year Ended January 31,
Dreyfus Treasury Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.012	.009	.016	.036	.060
Distributions:	Dividends from investment
	income — net	(.012)	(.009)	(.016)	.036	(.060)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.19	.93	1.59	3.62	6.12

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.16	.93	1.57	3.42	5.93

Net assets, end of period ($ in millions)		2,351	3,312	3,397	2,787	2,138

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.012	.009	.016	.036	.058
Distributions:	Dividends from investment
	income — net	(.012)	(.009)	(.016)	(.036)	(.058)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.17	.92	1.58	3.68	5.94

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.14	.93	1.56	3.40	5.74

Net assets, end of period ($ in millions)		1,333	1,785	3,291	3,331	1,936

Financial Highlights 33

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.009	.013	.025	.039
Distributions:	Dividends from investment
	income — net	(.011)	(.009)	(.013)	(.025)	(.039)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.12	.90	1.29	2.50	3.95

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.14	.89	1.28	2.40	3.85

Net assets, end of period ($ in millions)		2,510	1,934	2,073	1,880	1,538

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.009	.013	.026	.039
Distributions:	Dividends from investment
	income — net	(.011)	(.009)	(.013)	(.026)	(.039)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.13	.93	1.33	2.59	4.01

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.07	.92	1.31	2.52	3.94

Net assets, end of period ($ in millions)		500	722	224	125	133

34

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.009	.013	.024	.038
Distributions:	Dividends from investment
	income — net	(.011)	(.009)	(.013)	(.024)	(.038)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.10	.88	1.26	2.41	3.87

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.20	.20	.20	.20	.20
Ratio of total net investment income
to average net assets		1.12	.89	1.25	2.24	3.80

Net assets, end of period ($ in millions)		336	308	417	588	330

Financial Highlights 35

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

36

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Institutional shares	$10,000,000 *	none

* The minimum initial investment in Institutional shares is
$10,000,000, unless: (a) the investor has invested at least
$10,000,000 in the aggregate among any Dreyfus Cash
Management fund, Dreyfus Institutional Cash Advantage
Fund, Dreyfus Institutional Cash Advantage Plus Fund and
Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of
Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 37

ACCOUNT POLICIES (continued)
Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

38

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

• refuse any purchase or exchange request that could adversely affect the fund or its operations

• change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

• change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 39

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus New York Municipal Cash Management, for New York state and city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

40

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are avail-able).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, in Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund or in Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 41

Account Information 43

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A HISTORY OF SERVICE, STRENGTH AND STABILITY

These qualities have defined FIRST REPUBLIC BANK since our founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers. At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413. You may also reach us by e-mail at investments@firstrepublic.com.

Dreyfus Cash Management
SEC file number:	811-4175
Dreyfus Cash Management Plus, Inc.

SEC file number:	811-5295
Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds

SEC file number:	811-3964
Dreyfus Treasury Cash Management

SEC file number:	811-4723
Dreyfus Treasury Prime Cash Management

SEC file number:	811-5718
Dreyfus Tax Exempt Cash Management

SEC file number:	811-3954
Dreyfus Municipal Cash Management Plus

SEC file number:	811-6172
Dreyfus New York Municipal Cash Management

SEC file number:	811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at ww.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

On the Internet: Text-only versions of certain fund documents can be downloaded from: http://www.sec.gov
You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC
(for information call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section,Washington, DC 20549-0102.

San Francisco Palo Alto Los Angeles Beverly Hills San Diego Las Vegas New York

111 Pine Street, San Francisco, CA 94111
Tel. (415) 397-1413, fax (415) 362-0888
www.firstrepublic.com · New York Stock Exchange Symbol: FRC

DCMGT-P0106-FRB

CMGT-P0106IST-FRB

DCMGT-P0106-FRB

A HISTORY OF SERVICE, STRENGTH AND STABILITY

These qualities have defined FIRST REPUBLIC BANK since our founding. Our clients enjoy a level of personal service and excellence.

First Republic Bank brings together extensive financial expertise and resources to monitor and analyze your financial portfolio, to assist you in achieving your financial goals. As our client, you receive knowledgeable, individualized, and timely service from experienced Relationship Managers. At First Republic a team of financial specialists are expert in providing private and business banking, real estate lending, high net worth brokerage services, investment management and trust services.

You may reach the First Republic Bank Investment Division at 415-397-1413. You may also reach us by e-mail at investments@firstrepublic.com.

San Francisco Palo Alto Los Angeles Beverly Hills San Diego Las Vegas	New York

111 Pine Street, San Francisco, CA 94111
Tel. (415) 397-1413, fax (415) 362-0888
www.firstrepublic.com · New York Stock Exchange Symbol: FRC

CMGT-P0106IST-FRB